INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2012
Intangibles Tables
Schedule of Intangibles in Senior Living Real Estate
The following table summarizes Newcastle’s intangibles related to its senior living real estate:

	December 31, 2012			December 31, 2011

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
In-place resident lease intangibles	$22,711	$(4,205)	$18,506	$—	$—	$—
Non-compete intangibles	600	(20)	580	—	—	—
Total intangibles	$23,311	$(4,225)	$19,086	$—	$—	$—

Schedule of Expected Amortization of Senior Living Intangibles
The unamortized balance of in-place lease and other intangible assets at December 31, 2012 will be charged to depreciation and amortization expense through 2017 as follows:

2013	$11,475
2014	7,271
2015	120
2016	120
2017	100
Thereafter	—
$19,086